RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent (in hundredths)	25.00%	25.00%	25.00%
Defined contribution plan, cost recognized	$ 7.2	$ 6.5	$ 3.4
Additonal matching contributions	$ 2.9	2.6
Maximum annual contribution per employee (in hundredths)	6.00%
Number of years of service with the Company	20 years
Number of years of service with the Company as on officer	10 years
Percentage of officer's highest base salary (in hundredths)	150.00%
Years preceding separation from service	3 years
Other Liabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities related to Plan	$ 11.8	$ 10.6